DISCONTINUED OPERATIONS - Batu Hijau Net Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs and expenses
Net income (loss) from discontinued operations													$ 0
Net income (loss) from discontinued operations, net of tax	$ 7	$ (7)	$ (15)	$ (23)	$ 98	$ (449)	$ 64	$ 156	$ (38)	$ 220	$ (45)	$ (229)	(38)	$ (131)	$ 441
Net loss (income) attributable to noncontrolling interests, net of tax					(45)	(79)	(54)	(94)		(148)		(227)		(272)	(222)
Net income (loss) from discontinued operations attributable to Newmont stockholders	$ 7	$ (7)	$ (15)	$ (23)	$ 53	$ (528)	$ 10	$ 62	$ (38)	$ 72	$ (45)	$ (456)	(38)	(403)	219
Discontinued operations - held-for-sale or disposed of
Costs and expenses
Net income (loss) from discontinued operations, net of tax														(131)	441
Discontinued operations disposed of by sale
Costs and expenses
Net income (loss) from discontinued operations, net of tax													$ (38)
PTNNT | Discontinued operations - held-for-sale or disposed of
Net income (loss) from discontinued operations, net of tax
Sales														1,668
Costs and expenses
Costs applicable to sales (1)														668
Depreciation and amortization														139
Reclamation and remediation														12
Advanced projects, research and development														2
General and administrative														10
Other expense (income), net														(1)
Total Costs and expenses														830
Interest expense, net														(15)
Income (loss) before income and mining tax and other items														823
Income and mining tax benefit (expense)														(309)
Net income (loss) from discontinued operations														514
Loss on sale of Batu Hijau, net of tax														595
Net income (loss) from discontinued operations, net of tax														(81)
Net loss (income) attributable to noncontrolling interests, net of tax														(272)
Net income (loss) from discontinued operations attributable to Newmont stockholders														$ (353)
PTNNT | Discontinued operations - Held-for-sale
Net income (loss) from discontinued operations, net of tax
Sales															1,644
Costs and expenses
Costs applicable to sales (1)															772
Depreciation and amortization															145
Reclamation and remediation															11
Advanced projects, research and development															7
General and administrative															6
Other expense (income), net															10
Total Costs and expenses															951
Interest expense, net															(28)
Income (loss) before income and mining tax and other items															665
Income and mining tax benefit (expense)															(251)
Net income (loss) from discontinued operations															414
Net income (loss) from discontinued operations, net of tax															414
Net loss (income) attributable to noncontrolling interests, net of tax															(222)
Net income (loss) from discontinued operations attributable to Newmont stockholders															$ 192